RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]
Outstanding balance of loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2022
Beginning balance	$3,482
Additions	2,539
Deductions	(403)
Ending balance	$5,618
Loans 90 days or more past due	$0